Schedule of Fair Value of the Warrants Outstanding (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Stock price	$ 5.55	$ 8.02	$ 7.65
Exercise price	$ 6.40
Remaining term (in years)	11 months 23 days	5 years	5 years
Volatility	110.00%	201.00%	168.00%
Risk free rate	1.63%	1.02%	0.41%
Expected dividend yield		0.00%	0.00%